Fair value of financial instruments - Summary of Assets and Liabilities Measured at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Debt securities	$ 315,467,772	$ 120,757,396
Derivatives	38,865,250	12,975,192
Equity instruments	11,794,486	11,713,449
Financial assets at fair value through other comprehensive income
Debt securities	3,084,239,647	3,238,293,701
Equity instruments	10,729,531	5,923,047
Total	28,583,333,619	20,193,284,959
Financial liabilities at fair value through profit or loss
Derivatives	6,495,701	5,075,959
Book value
Financial assets at fair value through profit or loss
Debt securities	315,467,772	120,757,396
Derivatives	38,865,250	12,975,192
Equity instruments	11,794,486	11,713,449
Financial assets at fair value through other comprehensive income
Debt securities	3,084,239,647	3,238,293,701
Equity instruments	10,729,531	5,923,047
Total	3,461,096,686	3,389,662,785
Financial liabilities at fair value through profit or loss
Derivatives	6,495,701	5,075,959
Total	6,495,701	5,075,959
Total fair value
Financial assets at fair value through profit or loss
Debt securities	315,467,772	120,757,396
Derivatives	38,865,250	12,975,192
Equity instruments	11,794,486	11,713,449
Financial assets at fair value through other comprehensive income
Debt securities	3,084,239,647	3,238,293,701
Equity instruments	10,729,531	5,923,047
Total	3,461,096,686	3,389,662,785
Financial liabilities at fair value through profit or loss
Derivatives	6,495,701	5,075,959
Total	6,495,701	5,075,959
Level 1 Fair value
Financial assets at fair value through profit or loss
Debt securities	259,373,317	108,311,232
Derivatives	11,792,046	1,133,198
Equity instruments	11,794,486	11,713,449
Financial assets at fair value through other comprehensive income
Debt securities	2,727,544,858	3,141,426,789
Equity instruments	4,294,797
Total	3,014,799,504	3,262,584,668
Financial liabilities at fair value through profit or loss
Derivatives	4,148,017
Total	4,148,017	0
Level 2 Fair value
Financial assets at fair value through profit or loss
Debt securities	56,094,455	12,446,164
Derivatives	27,073,204	11,841,994
Financial assets at fair value through other comprehensive income
Debt securities	356,694,789	93,199,886
Equity instruments	1,374,295	1,013,562
Total	441,236,743	118,501,606
Financial liabilities at fair value through profit or loss
Derivatives	2,347,684	5,075,959
Total	2,347,684	5,075,959
Level 3 Fair value
Financial assets at fair value through profit or loss
Debt securities	0	0
Financial assets at fair value through other comprehensive income
Debt securities	0	3,667,026
Equity instruments	5,060,439	4,909,485
Total	$ 5,060,439	$ 8,576,511